Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Fair Value Disclosures [Abstract]
Fair value measurement on recurring basis
The following table presents assets and liabilities which are measured at fair value on a recurring basis at March 22, 2014 (in millions):

	Fair Value Measurements
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents
Term deposits	$891.3	$—	$891.3	$—
Money market	11.0	11.0	—	—
Bankers' acceptances	205.3	—	205.3	—
Repurchase agreements	110.3	—	110.3	—
Commercial paper	514.4	—	514.4	—
Other	0.1	—	0.1	—
Short-term investments [1]	90.6	54.0	36.6	—
Non-current investments [2]	40.8	—	40.8	—
Total	$1,863.8	$65.0	$1,798.8	$—
Liabilities:
Contingent consideration [3]	$2.8	$—	$—	$2.8
Total	$2.8	$—	$—	$2.8

(1)	Included in Prepaid Expenses and Other Current Assets on the balance sheet.

(2)	Included in Other Assets on the balance sheet.

(3)	Included in Other Accrued Liabilities and Accrued Claims and Other Liabilities on the balance sheet.
The following table presents assets and liabilities which are measured at fair value on a recurring basis at year-end 2013 (in millions):

	Fair Value Measurements
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents
Term deposits	$2,818.0	$—	$2,818.0	$—
Money market	449.0	449.0	—	—
Bankers' acceptances	309.6	—	309.6	—
Commercial paper	274.0	—	274.0	—
Short-term investments [1]	81.0	42.0	39.0	—
Non-current investments [2]	38.0	—	38.0	—
Total	$3,969.6	$491.0	$3,478.6	$—
Liabilities:
Contingent consideration [3]	$2.9	$—	$—	$2.9
Total	$2.9	$—	$—	$2.9

(1)	Included in Prepaid Expenses and Other Current Assets on the balance sheet.

(2)	Included in Other Assets on the balance sheet.

(3)	Included in Other Accrued Liabilities and Accrued Claims and Other Liabilities on the balance sheet.

The following table presents assets and liabilities which are measured at fair value on a recurring basis at December 28, 2013 (in millions):

	Fair Value Measurements
Assets:	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash equivalents:
Term deposits	$2,818.0	$—	$2,818.0	$—
Money market	449.0	449.0	—	—
Bankers' acceptances	309.6	—	309.6	—
Commercial paper	274.0	—	274.0	—
Short-term investments (1)	81.0	42.0	39.0	—
Non-current investments (2)	38.0	—	38.0	—
Total	$3,969.6	$491.0	$3,478.6	$—
Liabilities:
Contingent consideration (3)	$2.9	$—	$—	$2.9
Total	$2.9	$—	$—	$2.9

(1)	Included in Prepaid Expenses and Other Current Assets on the balance sheet.

(2)	Included in Other Assets on the balance sheet.

(3)	Included in Other Accrued Liabilities and Accrued Claims and Other Liabilities on the balance sheet.
The following table presents assets and liabilities which are measured at fair value on a recurring basis at December 29, 2012 (in millions):

	Fair Value Measurements
Assets:	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash equivalents	$96.5	$91.0	$5.5	$—
Short-term investments (1)	44.2	14.5	29.7	—
Non-current investments (2)	33.9	—	33.9	—
Total	$174.6	$105.5	$69.1	$—
Liabilities:
Contingent consideration (3)	$21.8	$—	$—	$21.8
Total	$21.8	$—	$—	$21.8

(1)	Included in Prepaid Expenses and Other Current Assets on the balance sheet.

(2)	Included in Other Assets on the balance sheet.

(3)	Included in Accrued Claims and Other Liabilities on the balance sheet.

Reconciliation of the beginning and ending balances for Level 3 liabilities
A reconciliation of the beginning and ending balances for Level 3 liabilities for the first 12 weeks of 2014 follows (in millions):

Contingent consideration

Balance at December 28, 2013	$2.9
Settlements	(0.1)
Balance at March 22, 2014	$2.8

A reconciliation of the beginning and ending balances for Level 3 liabilities for the year ended December 28, 2013 follows (in millions):

Contingent consideration
Balance, beginning of year	$21.8
Settlements	(4.2)
Gains	(14.7)
Balance, end of year	$2.9
A reconciliation of the beginning and ending balances for Level 3 liabilities for the year ended December 29, 2012 follows (in millions):

Contingent consideration
Balance, beginning of year	$26.3
Settlements	(1.5)
Unrealized gains	(3.0)
Balance, end of year	$21.8